Segment Information (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Assets	¥ 11,780,759	¥ 11,570,874	¥ 11,629,115
Depreciation and amortization related to depreciation of property on operating leases	209,762	212,143	227,931
Capital expenditures related to purchases of operating lease assets	683,767	798,420	544,027
Corporate Elimination
Segment Reporting Information [Line Items]
Assets	399,732	453,116	338,135
Financial services business
Segment Reporting Information [Line Items]
Assets	5,644,380	5,572,152	5,541,788
Financial services business | Property available for operating leases
Segment Reporting Information [Line Items]
Depreciation and amortization related to depreciation of property on operating leases	209,762	212,143	227,931
Capital expenditures related to purchases of operating lease assets	¥ 683,767	¥ 798,420	¥ 544,027